Credit Suisse Trust - Commodity Return Strategy Portfolio

Consolidated Schedule of Investments

March 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
COMMODITY INDEXED STRUCTURED NOTES (7.5%)
$22,000	Bank of Montreal, Commodity Index Linked Senior Unsecured Notes, Rule 144A, SOFR(1),(2),(3)	(A+, Aa2)	06/27/25	5.330	$24,428,384
21,000	Royal Bank of Canada, Commodity Index Linked Senior Unsecured Notes, Rule 144A, FEDL01(1),(2),(3)	(AA-, Aa1)	06/17/24	5.330	20,120,902
TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $43,000,000)					44,549,286

UNITED STATES AGENCY OBLIGATIONS (26.2%)
2,600	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%(3)	(AA+, Aaa)	05/15/24	5.370	2,600,083
8,500	Federal Farm Credit Banks Funding Corp., SOFR + 0.080%(3)	(AA+, Aaa)	05/24/24	5.410	8,500,760
10,000	Federal Farm Credit Banks Funding Corp., SOFR + 0.075%(3)	(AA+, Aaa)	08/09/24	5.405	10,001,956
9,600	Federal Farm Credit Banks Funding Corp., SOFR + 0.130%(3)	(AA+, Aaa)	01/28/25	5.460	9,605,043
5,000	Federal Farm Credit Banks Funding Corp., SOFR + 0.155%(3)	(AA+, Aaa)	05/02/25	5.485	5,002,193
4,600	Federal Farm Credit Banks Funding Corp., SOFR + 0.160%(3)	(AA+, Aaa)	10/27/25	5.490	4,601,919
7,000	Federal Farm Credit Banks Funding Corp., SOFR + 0.105%(3)	(AA+, Aaa)	03/18/26	5.435	7,006,361
14,600	Federal Home Loan Banks, SOFR + 0.140%(3)	(AA+, Aaa)	04/21/25	5.470	14,603,020
6,700	Federal Home Loan Banks, SOFR + 0.160%(3)	(AA+, Aaa)	07/10/25	5.490	6,706,102
17,000	Federal Home Loan Banks, SOFR + 0.145%(3)	(AA+, Aaa)	12/26/25	5.475	17,013,989
6,700	Federal Home Loan Banks, SOFR + 0.125%(3)	(AA+, Aaa)	02/23/26	5.455	6,713,886
2,000	Federal Home Loan Banks	(AA+, Aaa)	02/26/26	0.620	1,848,010
6,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/24/24	0.400	5,955,844
7,643	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	06/18/24	0.430	7,563,332
6,200	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	08/28/25	4.200	6,138,844
8,700	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	01/27/26	5.150	8,686,882
2,300	Federal National Mortgage Association	(AA+, Aaa)	06/14/24	0.375	2,275,355
13,000	Federal National Mortgage Association	(AA+, Aaa)	08/28/24	3.875	12,925,378
5,000	Federal National Mortgage Association	(AA+, Aaa)	02/07/25	5.060	4,994,936
6,000	Federal National Mortgage Association	(AA+, Aaa)	04/22/25	0.625	5,729,459
7,500	Federal National Mortgage Association(5)	(AA+, Aaa)	06/17/25	0.500	7,114,943
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $156,634,679)					155,588,295

UNITED STATES TREASURY OBLIGATIONS (62.5%)
500	U.S. Treasury Bills(4)	(AA+, Aaa)	04/16/24	5.275	498,901
3,000	U.S. Treasury Bills(4)	(AA+, Aaa)	05/02/24	5.192	2,986,374
6,600	U.S. Treasury Bills(4)	(AA+, Aaa)	07/11/24	5.127	6,504,824
67,800	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.245%(3)	(AA+, Aaa)	01/31/26	5.545	67,876,405
20,200	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield - 0.075%(3)	(AA+, Aaa)	04/30/24	5.225	20,195,135
29,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.037%(3),(6)	(AA+, Aaa)	07/31/24	5.337	28,998,004
16,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.140%(3),(6)	(AA+, Aaa)	10/31/24	5.440	16,006,868
46,200	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.200%(3)	(AA+, Aaa)	01/31/25	5.500	46,246,338
47,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.169%(3)	(AA+, Aaa)	04/30/25	5.469	47,019,843
37,100	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.125%(3)	(AA+, Aaa)	07/31/25	5.425	37,085,852
42,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.170%(3),(6),(7)	(AA+, Aaa)	10/31/25	5.470	42,015,669
9,900	U.S. Treasury Notes(5)	(AA+, Aaa)	08/31/24	3.250	9,816,668
21,500	U.S. Treasury Notes	(AA+, Aaa)	02/28/25	4.625	21,413,601
6,700	U.S. Treasury Notes	(AA+, Aaa)	07/31/25	4.750	6,690,055
600	U.S. Treasury Notes	(AA+, Aaa)	11/15/25	4.500	597,492
7,100	U.S. Treasury Notes	(AA+, Aaa)	02/15/26	4.000	7,014,301
9,800	U.S. Treasury Notes	(AA+, Aaa)	08/15/26	4.375	9,766,695
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $370,735,799)					370,733,025

Shares

SHORT-TERM INVESTMENTS (4.3%)
12,455,386	State Street Institutional U.S. Government Money Market Fund - Premier Class, 5.26%				12,455,386
13,223,545	State Street Navigator Securities Lending Government Money Market Portfolio, 5.34% (8)				13,223,545
TOTAL SHORT-TERM INVESTMENTS (Cost $25,678,931)					25,678,931

Credit Suisse Trust - Commodity Return Strategy Portfolio

Consolidated Schedule of Investments (continued)

March 31, 2024 (unaudited)

Value
TOTAL INVESTMENTS AT VALUE (100.5%) (Cost $596,049,409)	$596,549,537

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.5%)	(2,827,193)

NET ASSETS(9) (100.0%)	$593,722,344

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. ("Moody's") are unaudited.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, these securities amounted to a value of $44,549,286 or 7.5% of net assets.
(2)	Return on security is linked to the Bloomberg Commodity Index Total Return 2 Month ForwardSM.
(3)	Variable rate obligation - The interest rate shown is the rate in effect as of March 31, 2024. The rate may be subject to a cap and floor.
(4)	Securities are zero coupon. Rate presented is cost yield as of March 31, 2024.
(5)	Security or portion thereof is out on loan.
(6)	At March 31, 2024, $26,103,423 in the value of these securities has been pledged to cover initial margin requirements for open futures contracts.
(7)	At March 31, 2024, $6,180,005 in the value of this security has been pledged as collateral for open swap contracts.
(8)	Represents security purchased with cash collateral received for securities on loan.
(9)	As of March 31, 2024, the Credit Suisse Trust - Commodity Return Strategy Portfolio held $83,226,538 in the wholly-owned subsidiary, Credit Suisse Cayman Commodity Fund II, Ltd., representing 14.0% of the Portfolio's consolidated net assets.

INVESTMENT ABBREVIATIONS

3 mo. = 3 month
FEDL01 = Federal Funds Rate
SOFR = Secured Overnight Financing Rate

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Agriculture
Coffee "C" Futures	USD	May 2024	39	$2,761,931	$250,504
Coffee "C" Futures	USD	Jul 2024	49	3,455,419	104,993
Corn Futures	USD	Jul 2024	511	11,612,475	(920,097)
Cotton No. 2 Futures	USD	May 2024	79	3,609,510	292,761
Soybean Futures	USD	May 2024	200	11,915,000	(448,917)
Soybean Meal Futures	USD	May 2024	203	6,855,310	(1,199,575)
Soybean Oil Futures	USD	May 2024	98	2,819,460	(23,890)
Soybean Oil Futures	USD	Dec 2024	147	4,258,296	(65,930)
Sugar No. 11 Futures	USD	May 2024	240	6,053,376	182,858
Wheat (KC HRW) Futures	USD	May 2024	52	1,521,650	(114,467)
Wheat (KC HRW) Futures	USD	Jul 2024	64	1,855,200	10,540
Wheat Futures	USD	May 2024	184	5,154,300	(597,107)
					$(2,528,327)
Energy
Brent Crude Oil Futures	USD	Jul 2024	207	17,833,050	$1,096,005
Gasoline RBOB Futures	USD	May 2024	36	4,113,547	208,059
Gasoline RBOB Futures	USD	Jul 2024	15	1,666,917	112,588
Light Sweet Crude Oil Futures	USD	Jul 2024	212	17,314,040	1,089,189
Low Sulphur Gasoil Futures	USD	May 2024	78	6,302,400	(133,602)
Natural Gas Futures	USD	May 2024	652	11,494,760	(681,316)
NY Harbor ULSD Futures	USD	May 2024	40	4,406,136	133,163
					$1,824,086
Industrial Metals
LME Lead Futures	USD	Jun 2024	34	1,744,642	$(42,195)
LME Nickel Futures	USD	Jun 2024	56	5,624,747	119,438
LME Primary Aluminum Futures	USD	Jun 2024	153	8,929,998	375,211
LME Zinc Futures	USD	Jun 2024	79	4,809,461	(211,390)
					$241,064
Livestock
Lean Hogs Futures	USD	Jun 2024	136	5,518,880	$(653)
Live Cattle Futures	USD	Jun 2024	106	7,642,600	(89,618)
					$(90,271)

Credit Suisse Trust - Commodity Return Strategy Portfolio

Consolidated Schedule of Investments (continued)

March 31, 2024 (unaudited)

Futures Contracts (continued)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)

Contracts to Purchase (continued)
Precious Metals
Copper Futures	USD	May 2024	91	$9,115,925	$499,354
Copper Futures	USD	Jul 2024	25	2,524,375	91,826
Gold 100 oz. Futures	USD	Jun 2024	148	33,128,320	2,436,389
Silver Futures	USD	Jul 2024	82	10,315,190	448,793
					$3,476,362
Total Net Unrealized Appreciation (Depreciation)					$2,922,914

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation
USD	$20,753,653	04/23/24	Bank of America	Bloomberg Commodity Index Total Return	5.34%	At Maturity	$—	$61,974
USD	56,857,510	04/23/24	Macquarie Bank Ltd.	Bloomberg Commodity Index Total Return	5.32%	At Maturity	—	170,192
USD	38,686,644	04/23/24	Macquarie Bank Ltd.	Macquarie Commodity Customized Product 112T Index(a)	5.49%	At Maturity	—	117,816
USD	51,931,760	04/23/24	Societe Generale	Bloomberg Commodity Index Total Return	5.34%	At Maturity	—	155,078
USD	42,315,544	04/23/24	Societe Generale	Bloomberg Commodity Index 2 Month Forward Total Return	5.37%	At Maturity	—	135,040
USD	34,639,144	04/23/24	Societe Generale	Societe Generale P04 TR Index(b)	5.49%	At Maturity	—	115,641
Total							$—	$755,741

(a)	The 112T Index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Portfolio has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	3/31/24 Value(1)
CBOT Bean Oil MAY 24 Futures	3.32%	44.81	$1,289,307
CBOT Corn JUL 24 Futures	5.41%	92.59	2,104,123
NYMEX WTI Crude Oil JUL 24 Futures	7.94%	37.80	3,087,180
NYBOT Cotton MAY 24 Futures	1.78%	15.15	692,093
COMEX Gold JUN 24 Futures	15.44%	26.83	6,004,851
COMEX High Grade Copper JUL 24 Futures	5.50%	21.18	2,138,490
NYMEX Heating Oil JUL 24 Futures	2.16%	7.63	839,179
NYBOT Coffee MAY 24 Futures	2.99%	16.42	1,162,956
KCBOT Kansas Wheat JUL 24 Futures	1.70%	22.81	661,311
CME Live Cattle JUN 24 Futures	3.64%	19.61	1,413,950
ICE Brent Crude Oil JUL 24 Futures	8.07%	36.41	3,136,728
ICE Gas Oil MAY 24 Futures	2.89%	13.90	1,122,977
CME Lean Hogs JUN 24 Futures	2.56%	24.55	996,045
LME Aluminium JUN 24 Futures	4.14%	27.57	1,609,326
LME Nickel JUN 24 Futures	2.62%	10.15	1,019,327
LME Lead JUN 24 Futures	0.84%	6.36	326,127
LME Zinc JUN 24 Futures	2.34%	14.94	909,419
NYMEX Nat Gas MAY 24 Futures	5.04%	111.19	1,960,332
NYMEX Unleaded Gasoline JUL 24 Futures	2.74%	9.57	1,063,874
CBOT Soybeans MAY 24 Futures	5.50%	35.87	2,137,066
NYBOT Sugar MAY 24 Futures	2.96%	45.57	1,149,478
COMEX Silver MAY 24 Futures	4.71%	14.69	1,829,774
CBOT Soy Meal MAY 24 Futures	3.16%	36.40	1,229,338
CBOT Wheat MAY 24 Futures	2.57%	35.65	998,592

(1) Amounts represent quantity and value of index components as they relate specifically to the Portfolio’s swap position as of March 31, 2024.

(b)	The P04 TR Index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Portfolio has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	3/31/24 Value(1)
CBOT Bean Oil MAY 24 Futures	3.31%	40.07	$1,152,677
CBOT Corn JUL 24 Futures	5.41%	82.90	1,883,982
NYMEX WTI Crude Oil JUL 24 Futures	7.95%	33.90	2,768,514
ICE Brent Crude Oil JUL 24 Futures	8.06%	32.58	2,806,820
NYBOT Cotton MAY 24 Futures	1.78%	13.57	619,868
COMEX Gold JUN 24 Futures	15.43%	24.01	5,373,354
COMEX High Grade Copper JUL 24 Futures	5.50%	18.97	1,915,324
NYMEX Heating Oil JUL 24 Futures	2.16%	6.84	752,200
NYBOT Coffee JUL 24 Futures	3.00%	14.81	1,044,722
KCBOT Kansas Wheat JUL 24 Futures	1.70%	20.42	592,009
LME Aluminium JUN 24 Futures	4.14%	24.70	1,441,717
CME Live Cattle JUN 24 Futures	3.64%	17.58	1,267,596
CME Lean Hogs JUN 24 Futures	2.56%	21.97	891,496
LME Lead JUN 24 Futures	0.84%	5.70	292,522
LME Nickel JUN 24 Futures	2.62%	9.08	912,391
LME Zinc JUN 24 Futures	2.34%	13.39	814,883
NYMEX Nat Gas MAY 24 Futures	5.04%	99.55	1,755,133
ICE Gas Oil JUL 24 Futures	2.91%	12.70	1,013,381
CBOT Soybeans MAY 24 Futures	5.49%	32.09	1,911,842
NYBOT Sugar JUL 24 Futures	2.94%	41.27	1,023,828
COMEX Silver JUL 24 Futures	4.71%	13.04	1,640,214
CBOT Soy Meal MAY 24 Futures	3.16%	32.59	1,100,441
CBOT Wheat MAY 24 Futures	2.57%	31.95	894,979
NYMEX Unleaded Gasoline JUL 24 Futures	2.74%	8.59	954,180

(1) Amounts represent quantity and value of index components as they relate specifically to the Portfolio’s swap position as of March 31, 2024.

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Portfolio’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse, who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Portfolio’s pricing policies. The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over the counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the net asset value as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Portfolio may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Trust to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2024 in valuing the Portfolio’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$44,549,286	$—	$44,549,286
United States Agency Obligations	—	155,588,295	—	155,588,295
United States Treasury Obligations	—	370,733,025	—	370,733,025
Short-term Investments	25,678,931	—	—	25,678,931
	$25,678,931	$570,870,606	$—	$596,549,537
Other Financial Instruments*
Futures Contracts	$7,451,671	$—	$—	$7,451,671
Swap Contracts	—	755,741	—	755,741
	$7,451,671	$755,741	$—	$8,207,412
Liabilities
Other Financial Instruments*
Futures Contracts	$4,528,757	$—	$—	$4,528,757

* Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

During the period ended March 31, 2024, there were no transfers between Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Portfolio is available in the most recent Report to Shareholders. This information is also available on the Portfolio's website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.